Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments and Financial Risk Management [Abstract]
Schedule of changes in financial liabilities from finance activities
	Warrants	Total
	U.S. dollars in thousands
Balance as of January 1, 2018	2,667	2,667
Revaluation during the year	(974)	(974)
Reclassification of warrants (see Note 12)	(1,693)	(1,693)
Balance as of December 31, 2018	-	-

	Warrants	Total
	U.S. dollars in thousands
Balance as of January 1, 2017	-	-
Fair value as of issuance date	3,432	3,432
Revaluation during the year	(765)	(765)
Balance as of December 31, 2017	2,667	2,667